Lease Liability - Schedule of Lease Liability Recognized (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Lease Liability Recognized [Line Items]
Balance beginning	$ 396,121
Additions		336,927
Acquisition (note 4)		189,096
Accrued interest	15,527	20,537
Cash payments	(44,526)	(113,782)
Reclass to Accounts payable, net	(56,993)	(48,000)
Movement in exchange rates	7,414	11,343
Balance at ending	317,543	396,121
Total	395,588
Office Lease [Member]
Schedule of Lease Liability Recognized [Line Items]
Balance beginning	139,838
Additions		272,274
Acquisition (note 4)
Accrued interest	3,032	11,564
Cash payments	(15,007)	(96,000)
Reclass to Accounts payable, net	(56,993)	(48,000)
Movement in exchange rates
Balance at ending	70,870	139,838
Tower Leases [Member]
Schedule of Lease Liability Recognized [Line Items]
Balance beginning	256,283
Additions		64,653
Acquisition (note 4)		189,096
Accrued interest	12,495	8,973
Cash payments	(29,519)	(17,782)
Reclass to Accounts payable, net
Movement in exchange rates	7,414	11,343
Balance at ending	246,673	$ 256,283
2026, net of unpaid amounts transferred to Accounts payable [Member]
Schedule of Lease Liability Recognized [Line Items]
Total	114,232
2027 [Member]
Schedule of Lease Liability Recognized [Line Items]
Total	53,046
2028 [Member]
Schedule of Lease Liability Recognized [Line Items]
Total	53,046
2030 [Member]
Schedule of Lease Liability Recognized [Line Items]
Total	53,046
2030 [Member]
Schedule of Lease Liability Recognized [Line Items]
Total	53,046
Thereafter [Member]
Schedule of Lease Liability Recognized [Line Items]
Total	$ 69,172